STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury Shares [Member]	Retained earnings [Member]	Non-controlling interests [Member]	Total comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 242,596	$ 64	$ 98,125	$ (344)	$ (9,587)	$ 154,338
Exercise of stock options	548	1	547
Issuance of shares as a result of exercise of restricted stock units (RSU)	1		1
Equity based compensation expenses	4,264		4,264
Non-controlling interests recorded as a result of business combination (see also Note 1f and h)	4,151						4,151
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities	342			342				342
Reclassification to income statement for loss realized on marketable securities	(7)			(7)
Net loss	(24,637)					(23,587)	(1,050)	(24,637)
Total comprehensive loss								(24,295)
Balance at Dec. 31, 2009	227,258	65	102,937	(9)	(9,587)	130,751	3,101
Exercise of stock options	1,932	1	1,931
Issuance of shares as a result of exercise of restricted stock units (RSU)
Issuance of shares in connection with business combination, net of issuance costs of $660 (see also Note 1i)	72,364	18	72,346
Equity based compensation expenses	3,196		3,196
Establishment of subsidiary (see also Note 1e)	245						245
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities	(286)			(286)				(286)
Currency translation adjustments	1,011			1,011				1,011
Reclassification to income statement for loss realized on marketable securities	151			151
Net loss	(27,335)					(25,426)	(1,909)	(27,335)
Total comprehensive loss								(26,610)
Balance at Dec. 31, 2010	278,536	84	180,410	867	(9,587)	105,325	1,437
Exercise of stock options	4,054	1	4,053
Issuance of shares as a result of exercise of restricted stock units (RSU)
Equity based compensation expenses	3,400		3,283				117
Changes in equity in subsidiaries (see also Note 1e and h)	(225)		(723)				498
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities	72			72				72
Unrealized gain from hedging activities, net	75			75				75
Currency translation adjustments	476			476				476
Reclassification to income statement for loss realized on marketable securities	54			54
Net loss	(51,750)					(50,795)	(955)	(51,750)
Total comprehensive loss								(51,127)
Balance at Dec. 31, 2011	$ 234,692	$ 85	$ 187,023	$ 1,544	$ (9,587)	$ 54,530	$ 1,097